Discontinued operations	12 Months Ended
Dec. 31, 2025
Discontinued Operations [Abstract]
Discontinued operations	2.6. Discontinued operations
Accounting policies
Non-current assets or disposal groups are classified as held for sale if their carrying amounts will be recovered principally through a sale transaction rather than through continuing use. Non-
current assets or disposal groups classified as held for sale are measured at the lower of their carrying amount and fair value less costs to sell. Non-current assets classified as held for sale, or included in a disposal group classified as held for sale, are not depreciated or amortized.
Discontinued operation is reported when a component of Nokia, comprising operations and cash flows that can be clearly distinguished both operationally and for financial reporting purposes from the rest of Nokia, has been disposed of or is classified as held for sale, and that component represents a major line of business or geographical area of operations or is part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations. Profit or loss from discontinued operations is reported separately from income and expenses from continuing operations in the consolidated income statement, with prior periods presented on a comparative basis. Intra-group revenues and expenses between continuing and discontinued operations are eliminated.
In June 2024, Nokia entered into an agreement to sell its wholly owned subsidiary Alcatel
Submarine Networks (ASN) to the French State. As a result, Nokia classified the assets and liabilities of ASN as held for sale and recorded an impairment loss of EUR 514 million on the measurement of
ASN's net assets to fair value less costs to sell. Concurrently, the Submarine Networks business, which was previously reported as part of Network Infrastructure operating segment, was classified as a discontinued operation.
The sale was completed on 31 December 2024. Upon completion, Nokia recorded a gain of EUR 29 million related to the sale and received a cash consideration of EUR 98 million from the sale. In
2025, Nokia recorded an additional gain on sale of EUR 22 million related to purchase price adjustments and ASN meeting certain financial targets, and received an additional cash consideration from the sale amounting to EUR 40 million.
Nokia retained a 20% shareholding in ASN with board representation to ensure a smooth transition until targeted exit, at which point it is planned for the French State to acquire Nokia’s remaining interest. Nokia accounts for its remaining interest in ASN as an investment in an associated company.
Critical accounting judgment
Nokia classified its non-core standalone Submarine Networks business, a global provider of submarine communication networks, as held-for-sale and a discontinued operation following the announcement of its sale on 27 June 2024. For financial reporting purposes the
Submarine Networks business had been a separate cash-generating unit within the Network
Infrastructure reportable segment. Judgment was applied in determining that the Submarine
Networks business is a component of Nokia that represents a separate major line of business which should be presented as a discontinued operation.
Results of discontinued operations

EURm	2025	2024	2023
Net sales	—	1 059	1 120
Expenses	—	(989)	(1 090)
Operating profit	—	70	30
Financial income and expenses	—	(7)	5
Impairment loss recognized on the remeasurement to fair value less costs to sell	—	(514)	—
Gain on sale	22	29	—
Profit/(loss) from discontinued operations before tax	22	(422)	35
Income tax expense	—	(5)	(5)
Profit/(loss) from discontinued operations(1)	22	(427)	30
(1)Profit/loss from discontinued operations is attributable to the equity holders of the parent in its entirety.
Cash flows from discontinued operations

EURm	2025	2024	2023
Net cash flows from/(used in) operating activities	—	193	(44)
Net cash flows from/(used in) investing activities(1)	40	(188)	(59)
Net cash flows used in financing activities	—	(18)	(14)
Net cash flows from/(used in) discontinued operations	40	(13)	(117)
(1)Cash proceeds from the disposal of the Submarine Networks business, net of cash disposed of, are included in net cash flows from/used in investing activities of discontinued operations.
Reconciliation of gain on sale of Submarine Networks business

EURm	31 December 2024
Cash proceeds	98
Deferred cash consideration	30
Total consideration	128
Carrying amount of net assets on disposal	(170)
Cumulative other comprehensive income	64
Transaction costs	(25)
Fair value of retained interest in associate	32
Gain on sale before tax	29
Income tax	—
Gain on sale after tax	29
Carrying amount of assets and liabilities on disposal

EURm	31 December 2024
ASSETS
Property, plant and equipment	102
Deferred tax assets	80
Inventories	147
Trade receivables	99
Contract assets	293
Other current financial and firm commitment assets	98
Other assets	89
Cash and cash equivalents	227
Total assets	1 135
LIABILITIES
Lease liabilities	36
Provisions	46
Other financial and firm commitment liabilities	50
Trade payables	93
Contract liabilities	347
Accrued expenses related to customer projects	184
Other liabilities	209
Total liabilities	965
Net assets on disposal	170